Discontinued Operations - Schedule of Discontinued Cash Flows (Details) - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Discontinued Cash Flows [Line Items]
Net loss		$ (168,516)
Changes in operating assets and liabilities:
Prepaid expenses		4,133
Accounts payable		53,319
Unearned fee		50,000
Net Cash Used in Operating Activities		(61,064)
Cash Flows from Operating Activities:
Proceeds received from parent company		86,346
Repayments to parent company		(126,354)
Net Cash Used in Financing Activities		(40,008)
Net change in cash		(101,072)
Cash, beginning of period		101,072
Cash, end of period
Supplemental disclosure of non-cash financing activity
Forgiveness of loans from parent company		$ 238,549